UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:            811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

John Hancock

Lifestyle Portfolios

Quarterly portfolio holdings 9/30/14

Fund's investments

Lifestyle Aggressive Portfolio
	Shares	Value
Affiliated Investment Companies (G) - 100.0%
Equity - 97.5%
All Cap Core, Class NAV (QS Investors)	10,382,206	$142,340,044
Alpha Opportunities, Class NAV (Wellington)	21,057,111	277,111,584
Blue Chip Growth, Class NAV (T. Rowe Price)	6,736,491	237,865,508
Capital Appreciation, Class NAV (Jennison)	12,277,424	221,239,183
Capital Appreciation Value, Class NAV (T.Rowe Price)	14,514,667	182,159,074
China Emerging Leaders, Class NAV (DFA)	3,854,408	36,539,793
Disciplined Value, Class NAV (Robeco)	5,124,516	97,160,832
Emerging Markets, Class NAV (DFA)	33,903,574	358,021,744
Equity-Income, Class NAV (T. Rowe Price)	11,332,557	237,983,692
Financial Industries, Class NAV (John Hancock1) (A)	5,697,663	96,461,440
Fundamental Global Franchise, Class NAV (John Hancock1) (A)	3,407,359	44,397,882
Fundamental Large Cap Value, Class NAV (John Hancock1) (A)	13,767,184	192,602,902
Global Equity, Class NAV (John Hancock1) (A)	4,027,435	46,033,577
Global Real Estate, Class NAV (Deutsche)	2,613,683	23,104,955
Global Shareholder Yield, Class NAV (Epoch)	3,866,938	46,209,909
Greater China Opportunities, Class NAV (John Hancock1) (A)	528,735	11,605,735
Health Sciences, Class NAV (T. Rowe Price)	4,019,252	80,867,341
International Core, Class NAV (GMO)	3,385,204	115,469,321
International Growth Opportunities, Class NAV (Baillie Gifford)	6,582,568	88,338,068
International Growth Stock, Class NAV (Invesco)	7,307,931	99,314,779
International Small Cap, Class NAV (Franklin Templeton)	4,626,044	85,211,731
International Small Company, Class NAV (DFA)	8,338,884	84,556,282
International Value, Class NAV (Templeton)	13,184,292	226,506,134
International Value Equity, Class NAV (John Hancock1) (A)	7,184,322	65,808,390
Mid Cap Stock, Class NAV (Wellington)	8,719,719	190,874,651
Mid Value, Class NAV (T. Rowe Price)	8,543,675	149,258,007
Natural Resources, Class NAV (Wellington)	5,373,657	90,922,281
Real Estate Equity, Class NAV (T. Rowe Price)	2,115,838	23,104,955
Redwood, Class NAV (Robeco)	3,025,380	34,731,368
Science & Technology, Class NAV (T. Rowe Price/Allianz)	9,728,402	138,629,728
Select Growth, Class NAV (Baillie Gifford)	565,733	11,501,355
Small Cap Core, Class NAV (Wellington) (I)	3,530,868	34,355,342
Small Cap Growth, Class NAV (Wellington)	3,387,001	36,274,779
Small Cap Opportunities, Class NAV (Invesco/DFA)	1,132,022	33,077,677
Small Cap Value, Class NAV (Wellington)	1,889,170	34,741,828
Small Company Growth, Class NAV (Invesco)	1,603,888	33,040,085
Small Company Value, Class NAV (T. Rowe Price)	1,123,029	39,058,954
Strategic Growth, Class NAV (John Hancock1) (A)	14,066,851	229,430,334
Technical Opportunities, Class NAV (Wellington)	9,578,025	138,689,801
U.S. Equity, Class NAV (GMO)	6,010,110	81,977,906
Value, Class NAV (Invesco)	5,155,231	63,306,232
Value Equity, Class NAV (Barrow Hanley) (I)	5,793,760	57,300,288

2SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Alternative - 2.5%
Absolute Return Currency, Class NAV (First Quadrant)	5,012,659	$50,627,857
Global Absolute Return Strategies, Class NAV (Standard Life)	3,878,237	44,444,600
Seaport, Class NAV (Wellington) (I)	2,020,708	20,085,833
Total Investments (Lifestyle Aggressive Portfolio) (Cost $3,390,016,752) - 100.0%		$4,632,343,761
Other assets and liabilities, net - 0.0%		514,862
TOTAL NET ASSETS - 100.0%		$4,632,858,623

Lifestyle Growth Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 81.6%
All Cap Core, Class NAV (QS Investors)	26,700,540	$366,064,404
Alpha Opportunities, Class NAV (Wellington)	52,244,600	687,538,934
Blue Chip Growth, Class NAV (T. Rowe Price)	19,133,507	675,604,120
Capital Appreciation, Class NAV (Jennison)	33,453,236	602,827,310
Capital Appreciation Value, Class NAV (T.Rowe Price)	51,030,089	640,427,620
China Emerging Leaders, Class NAV (DFA)	11,015,750	104,429,310
Disciplined Value, Class NAV (Robeco)	14,030,794	266,023,853
Emerging Markets, Class NAV (DFA)	68,971,981	728,344,114
Equity-Income, Class NAV (T. Rowe Price)	30,447,231	639,391,844
Financial Industries, Class NAV (John Hancock1) (A)	15,202,776	257,383,005
Fundamental Global Franchise, Class NAV (John Hancock1) (A)	11,098,521	144,613,726
Fundamental Large Cap Value, Class NAV (John Hancock1) (A)	34,618,339	484,310,562
Global Equity, Class NAV (John Hancock1) (A)	12,643,374	144,513,767
Global Real Estate, Class NAV (Deutsche)	8,060,861	71,258,014
Global Shareholder Yield, Class NAV (Epoch)	17,504,507	209,178,854
Health Sciences, Class NAV (T. Rowe Price)	10,839,139	218,083,482
International Core, Class NAV (GMO)	8,035,459	274,089,515
International Growth Opportunities, Class NAV (Baillie Gifford)	16,148,615	216,714,415
International Growth Stock, Class NAV (Invesco)	17,776,891	241,587,942
International Small Cap, Class NAV (Franklin Templeton)	10,212,045	188,105,869
International Small Company, Class NAV (DFA)	18,519,426	187,786,977
International Value, Class NAV (Templeton)	32,206,058	553,300,083
International Value Equity, Class NAV (John Hancock1) (A)	17,351,605	158,940,705
Mid Cap Stock, Class NAV (Wellington)	21,993,068	481,428,258
Mid Value, Class NAV (T. Rowe Price)	21,525,678	376,053,592
Natural Resources, Class NAV (Jennison)	12,204,745	206,504,287
Real Estate Equity, Class NAV (T. Rowe Price)	6,519,498	71,192,920
Redwood, Class NAV (Robeco)	10,455,805	120,032,636
Science & Technology, Class NAV (T. Rowe Price/Allianz)	25,437,861	362,489,522
Small Cap Core, Class NAV (Wellington) (I)	7,485,603	72,834,915
Small Cap Growth, Class NAV (Wellington)	6,972,214	74,672,410
Small Cap Opportunities, Class NAV (Invesco/DFA)	2,408,453	70,374,998
Small Cap Value, Class NAV (Wellington)	4,485,857	82,494,903
Small Company Growth, Class NAV (Invesco)	3,311,740	68,221,852
Small Company Value, Class NAV (T. Rowe Price)	2,432,050	84,586,699
Strategic Growth, Class NAV (John Hancock1) (A)	37,212,646	606,938,255
Technical Opportunities, Class NAV (Wellington)	24,981,209	361,727,911
U.S. Equity, Class NAV (GMO)	23,323,033	318,126,174
Value, Class NAV (Invesco)	13,254,583	162,766,285

SEE NOTES TO FINANCIAL STATEMENTS3

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 81.6%
Value Equity, Class NAV (Barrow Hanley) (I)	19,534,875	$193,199,914
Fixed Income - 14.5%
Active Bond, Class NAV (John Hancock[1] (A)/Declaration)	14,445,137	148,062,651
Asia Pacific Total Return Bond, Class NAV (John Hancock1) (A)	9,527,005	90,601,820
Emerging Markets Debt, Class NAV (John Hancock1) (A)	14,209,121	139,107,298
Floating Rate Income, Class NAV (WAMCO)	47,855,420	442,184,084
Focused High Yield, Class NAV (John Hancock1) (A)	24,093,192	91,554,130
Global Bond, Class NAV (PIMCO) (I)	4,651,865	56,892,308
Global Income, Class NAV (Stone Harbor)	10,639,094	105,327,028
Global Short Duration Credit, Class NAV (John Hancock1) (A)	7,637,176	75,149,816
High Yield, Class NAV (WAMCO)	6,785,270	61,881,661
Real Return Bond, Class NAV (PIMCO)	6,307,466	71,526,664
Short Duration Credit Opportunities Fund, Class NAV (Stone Harbor)	22,387,942	226,342,092
Spectrum Income, Class NAV (T. Rowe Price)	12,937,508	141,665,710
Strategic Income Opportunities, Class NAV (John Hancock1) (A)	20,787,519	225,752,456
Total Return, Class NAV (PIMCO)	10,403,110	142,210,508
U.S. High Yield Bond, Class NAV (Wells Capital)	5,407,869	65,867,845
Alternative - 3.9%
Absolute Return Currency, Class NAV (First Quadrant)	34,489,477	348,343,716
Global Absolute Return Strategies, Class NAV (Standard Life)	14,975,328	171,617,258
Seaport, Class NAV (Wellington) (I)	4,475,646	44,487,919
Total Investments (Lifestyle Growth Portfolio) (Cost $11,088,894,783) - 100.0%		$14,422,738,920
Other assets and liabilities, net - 0.0%		1,918,149
TOTAL NET ASSETS - 100.0%		$14,424,657,069

Lifestyle Balanced Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 61.3%
All Cap Core, Class NAV (QS Investors)	16,945,050	$232,316,639
Alpha Opportunities, Class NAV (Wellington)	37,622,548	495,112,733
Blue Chip Growth, Class NAV (T. Rowe Price)	14,736,757	520,354,903
Capital Appreciation, Class NAV (Jennison)	24,133,270	434,881,527
Capital Appreciation Value, Class NAV (T.Rowe Price)	50,401,783	632,542,379
China Emerging Leaders, Class NAV (DFA)	8,107,545	76,859,527
Disciplined Value, Class NAV (Robeco)	11,365,409	215,488,153
Emerging Markets, Class NAV (DFA)	47,282,136	499,299,358
Equity-Income, Class NAV (T. Rowe Price)	23,179,832	486,776,477
Financial Industries, Class NAV (John Hancock1) (A)	13,484,373	228,290,431
Fundamental Global Franchise, Class NAV (John Hancock1) (A)	10,319,615	134,464,588
Fundamental Large Cap Value, Class NAV (John Hancock1) (A)	25,617,580	358,389,940
Global Equity, Class NAV (John Hancock1) (A)	12,077,927	138,050,704
Global Real Estate, Class NAV (Deutsche)	12,777,035	112,948,994
Global Shareholder Yield, Class NAV (Epoch)	17,232,043	205,922,911
Health Sciences, Class NAV (T. Rowe Price)	9,569,479	192,537,922
International Core, Class NAV (GMO)	6,830,437	232,986,193
International Growth Opportunities, Class NAV (Baillie Gifford)	13,357,989	179,264,214
International Growth Stock, Class NAV (Invesco)	14,649,129	199,081,664

4SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 61.3%
International Small Cap, Class NAV (Franklin Templeton)	7,596,816	$139,933,343
International Small Company, Class NAV (DFA)	14,093,106	142,904,095
International Value, Class NAV (Templeton)	26,511,314	455,464,383
International Value Equity, Class NAV (John Hancock1) (A)	14,350,187	131,447,715
Mid Cap Stock, Class NAV (Wellington)	16,105,382	352,546,821
Mid Value, Class NAV (T. Rowe Price)	15,990,263	279,349,888
Natural Resources, Class NAV (Jennison)	12,315,679	208,381,292
Real Estate Equity, Class NAV (T. Rowe Price)	6,945,826	75,848,425
Redwood, Class NAV (Robeco)	10,602,723	121,719,264
Science & Technology, Class NAV (T. Rowe Price/Allianz)	21,554,235	307,147,853
Small Cap Core, Class NAV (Wellington) (I)	5,790,924	56,345,692
Small Cap Growth, Class NAV (Wellington)	5,570,798	59,663,249
Small Cap Opportunities, Class NAV (Invesco/DFA)	1,860,533	54,364,774
Small Cap Value, Class NAV (Wellington)	3,612,527	66,434,373
Small Company Growth, Class NAV (Invesco)	2,627,560	54,127,744
Small Company Value, Class NAV (T. Rowe Price)	1,931,491	67,177,257
Strategic Growth, Class NAV (John Hancock1) (A)	27,251,063	444,464,835
Technical Opportunities, Class NAV (Wellington)	15,783,330	228,542,620
U.S. Equity, Class NAV (GMO)	22,264,675	303,690,164
Value, Class NAV (Invesco)	10,140,921	124,530,514
Value Equity, Class NAV (Barrow Hanley) (I)	13,915,617	137,625,452
Fixed Income - 34.6%
Active Bond, Class NAV (John Hancock[1] (A)/Declaration)	49,551,048	507,898,242
Asia Pacific Total Return Bond, Class NAV (John Hancock1) (A)	16,877,923	160,509,047
Core Bond, Class NAV (Wells Capital)	12,087,816	155,691,067
Emerging Markets Debt, Class NAV (John Hancock1) (A)	19,765,793	193,507,114
Floating Rate Income, Class NAV (WAMCO)	98,754,447	912,491,086
Focused High Yield, Class NAV (John Hancock1) (A)	45,406,302	172,543,949
Global Bond, Class NAV (PIMCO) (I)	15,332,207	187,512,893
Global Income, Class NAV (Stone Harbor)	18,957,513	187,679,383
Global Short Duration Credit, Class NAV (John Hancock1) (A)	17,750,591	174,665,816
High Yield, Class NAV (WAMCO)	15,855,276	144,600,121
Investment Quality Bond, Class NAV (Wellington)	12,541,353	154,760,292
Real Return Bond, Class NAV (PIMCO)	13,346,944	151,354,341
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	53,576,914	541,662,604
Spectrum Income, Class NAV (T. Rowe Price)	35,039,567	383,683,255
Strategic Income Opportunities, Class NAV (John Hancock1) (A)	56,049,941	608,702,355
Total Return, Class NAV (PIMCO)	36,669,381	501,270,443
U.S. High Yield Bond, Class NAV (Wells Capital)	12,217,491	148,809,044
Alternative - 4.1%
Absolute Return Currency, Class NAV (First Quadrant)	36,947,416	373,168,903
Global Absolute Return Strategies, Class NAV (Standard Life)	18,532,807	212,385,968
Seaport, Class NAV (Wellington) (I)	4,439,014	44,123,795
Total Investments (Lifestyle Balanced Portfolio) (Cost $12,440,503,356) - 100.0%		$15,304,298,728
Other assets and liabilities, net - 0.0%		1,374,842
TOTAL NET ASSETS - 100.0%		$15,305,673,570

SEE NOTES TO FINANCIAL STATEMENTS5

Lifestyle Moderate Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 40.4%
Alpha Opportunities, Class NAV (Wellington)	7,703,589	$101,379,236
Blue Chip Growth, Class NAV (T. Rowe Price)	3,634,964	128,350,579
Capital Appreciation, Class NAV (Jennison)	5,730,388	103,261,597
Capital Appreciation Value, Class NAV (T.Rowe Price)	14,742,221	185,014,868
Emerging Markets, Class NAV (DFA)	9,589,501	101,265,132
Enduring Equity, Class NAV (Wellington)	2,363,105	25,332,488
Equity-Income, Class NAV (T. Rowe Price)	7,406,268	155,531,631
Fundamental Global Franchise, Class NAV (John Hancock1) (A)	3,096,367	40,345,668
Fundamental Large Cap Value, Class NAV (John Hancock1) (A)	10,759,705	150,528,273
Global Equity, Class NAV (John Hancock1) (A)	3,320,090	37,948,630
Global Real Estate, Class NAV (Deutsche)	2,671,041	23,612,000
Global Shareholder Yield, Class NAV (Epoch)	4,811,826	57,501,320
International Core, Class NAV (GMO)	1,313,379	44,799,351
International Growth Opportunities, Class NAV (Baillie Gifford)	2,613,714	35,076,045
International Growth Stock, Class NAV (Invesco)	2,862,059	38,895,383
International Small Cap, Class NAV (Franklin Templeton)	1,680,381	30,952,625
International Small Company, Class NAV (DFA)	3,053,770	30,965,228
International Value, Class NAV (Templeton)	5,126,587	88,074,770
International Value Equity, Class NAV (John Hancock1) (A)	2,802,759	25,673,269
Mid Cap Stock, Class NAV (Wellington)	3,298,302	72,199,835
Mid Value, Class NAV (T. Rowe Price)	4,488,956	78,422,055
Natural Resources, Class NAV (Jennison)	2,719,910	46,020,881
Real Estate Equity, Class NAV (T. Rowe Price)	2,170,828	23,705,438
Redwood, Class NAV (Robeco)	3,252,247	37,335,798
Small Cap Growth, Class NAV (Wellington)	1,474,218	15,788,875
Small Cap Value, Class NAV (Wellington)	987,054	18,151,915
Small Company Growth, Class NAV (Invesco)	679,294	13,993,462
Small Company Value, Class NAV (T. Rowe Price)	520,999	18,120,332
Strategic Growth, Class NAV (John Hancock1) (A)	6,417,912	104,676,148
U.S. Equity, Class NAV (GMO)	6,735,703	91,874,992

6SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Fixed Income - 55.2%
Active Bond, Class NAV (John Hancock[1] (A)/Declaration)	36,187,887	$370,925,839
Asia Pacific Total Return Bond, Class NAV (John Hancock1) (A)	7,511,087	71,430,437
Core Bond, Class NAV (Wells Capital)	9,571,676	123,283,188
Emerging Markets Debt, Class NAV (John Hancock1) (A)	8,611,634	84,307,894
Floating Rate Income, Class NAV (WAMCO)	45,529,677	420,694,211
Focused High Yield, Class NAV (John Hancock1) (A)	19,217,473	73,026,397
Global Bond, Class NAV (PIMCO) (I)	9,181,606	112,291,042
Global Income, Class NAV (Stone Harbor)	7,661,942	75,853,226
Global Short Duration Credit, Class NAV (John Hancock1) (A)	5,478,754	53,910,944
High Yield, Class NAV (WAMCO)	5,861,253	53,454,628
Investment Quality Bond, Class NAV (Wellington)	8,808,329	108,694,775
Real Return Bond, Class NAV (PIMCO)	5,539,404	62,816,836
Short Duration Credit Opportunities Fund, Class NAV (Stone Harbor)	19,548,334	197,633,659
Spectrum Income, Class NAV (T. Rowe Price)	14,587,949	159,738,037
Strategic Income Opportunities, Class NAV (John Hancock1) (A)	21,517,907	233,684,472
Total Return, Class NAV (PIMCO)	26,991,210	368,969,844
U.S. High Yield Bond, Class NAV (Wells Capital)	4,603,693	56,072,984
Alternative - 4.4%
Absolute Return Currency, Class NAV (First Quadrant)	11,370,322	114,840,255
Global Absolute Return Strategies, Class NAV (Standard Life)	7,033,630	80,605,400
Seaport, Class NAV (Wellington) (I)	1,209,879	12,026,193
Total Investments (Lifestyle Moderate Portfolio) (Cost $4,168,295,331) - 100.0%		$4,759,058,085
Other assets and liabilities, net - 0.0%		2,277,511
TOTAL NET ASSETS - 100.0%		$4,761,335,596

Lifestyle Conservative Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 22.2%
Alpha Opportunities, Class NAV (Wellington)	2,735,287	$35,996,371
Blue Chip Growth, Class NAV (T. Rowe Price)	2,351,254	83,022,796
Capital Appreciation, Class NAV (Jennison)	817,143	14,724,911
Capital Appreciation Value, Class NAV (T.Rowe Price)	7,972,924	100,060,196
Emerging Markets, Class NAV (DFA)	2,991,830	31,593,722
Enduring Equity, Class NAV (Wellington)	7,204,508	77,232,325
Equity-Income, Class NAV (T. Rowe Price)	2,766,036	58,086,762
Fundamental Global Franchise, Class NAV (John Hancock1) (A)	1,615,620	21,051,533
Fundamental Large Cap Value, Class NAV (John Hancock1) (A)	3,641,118	50,939,245
Global Equity, Class NAV (John Hancock1) (A)	2,379,035	27,192,371
Global Real Estate, Class NAV (Deutsche)	2,045,679	18,083,799
Global Shareholder Yield, Class NAV (Epoch)	2,682,106	32,051,166
International Core, Class NAV (GMO)	526,931	17,973,615
International Growth Stock, Class NAV (Invesco)	1,981,444	26,927,824
International Value, Class NAV (Templeton)	2,811,223	48,296,817
Mid Cap Stock, Class NAV (Wellington)	1,245,456	27,263,024
Mid Value, Class NAV (T. Rowe Price)	1,121,797	19,597,792
Natural Resources, Class NAV (Jennison)	1,041,961	17,629,976
Real Estate Equity, Class NAV (T. Rowe Price)	1,663,519	18,165,626

SEE NOTES TO FINANCIAL STATEMENTS7

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 22.2%
Redwood, Class NAV (Robeco)	1,888,575	$21,680,839
Small Cap Growth, Class NAV (Wellington)	840,223	8,998,791
Small Cap Value, Class NAV (Wellington)	253,855	4,668,386
Small Company Value, Class NAV (T. Rowe Price)	128,080	4,454,618
Strategic Growth, Class NAV (John Hancock1) (A)	991,001	16,163,229
U.S. Equity, Class NAV (GMO)	3,431,349	46,803,606
Fixed Income - 71.4%
Active Bond, Class NAV (John Hancock[1] (A)/Declaration)	38,270,965	392,277,394
Asia Pacific Total Return Bond, Class NAV (John Hancock1) (A)	7,008,351	66,649,418
Core Bond, Class NAV (Wells Capital)	10,303,707	132,711,747
Core High Yield, Class NAV (John Hancock1) (A)	7,168,956	77,783,175
Emerging Markets Debt, Class NAV (John Hancock1) (A)	8,939,136	87,514,139
Floating Rate Income, Class NAV (WAMCO)	41,328,916	381,879,182
Global Bond, Class NAV (PIMCO) (I)	9,748,858	119,228,535
Global Income, Class NAV (Stone Harbor)	4,538,721	44,933,338
Global Short Duration Credit, Class NAV (John Hancock1) (A)	3,913,582	38,509,647
High Yield, Class NAV (WAMCO)	2,088,829	19,050,123
Investment Quality Bond, Class NAV (Wellington)	9,980,013	123,153,358
Real Return Bond, Class NAV (PIMCO)	8,703,650	98,699,391
Short Duration Credit Opportunities Fund, Class NAV (Stone Harbor)	16,824,592	170,096,626
Short Term Government Income, Class NAV (John Hancock1) (A)	15,272,383	148,294,843
Spectrum Income, Class NAV (T. Rowe Price)	12,843,912	140,640,837
Strategic Income Opportunities, Class NAV (John Hancock1) (A)	19,014,785	206,500,569
Total Return, Class NAV (PIMCO)	28,269,315	386,441,533
U.S. High Yield Bond, Class NAV (Wells Capital)	1,872,728	22,809,829
Alternative - 6.4%
Absolute Return Currency, Class NAV (First Quadrant)	13,767,437	139,051,113
Global Absolute Return Strategies, Class NAV (Standard Life)	7,924,301	90,812,495
Seaport, Class NAV (Wellington) (I)	751,000	7,464,940
Total Investments (Lifestyle Conservative Portfolio) (Cost $3,447,540,329) - 100.0%		$3,723,161,572
Other assets and liabilities, net - 0.0%		(577,988)
TOTAL NET ASSETS - 100.0%		$3,722,583,584

Footnotes
(A)	The subadvisor is an affiliate of the advisor.
(G)	The underlying fund's subadvisor is shown parenthetically.
(I)	Non-income producing.
[1]	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

8SEE NOTES TO FINANCIAL STATEMENTS

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - September 30, 2014 (Unaudited)

Investment Companies
Underlying Funds' Investment Managers
Allianz Life Insurance Company of New York	(Allianz)
Baillie Gifford Overseas, Ltd.	(Baillie Gifford)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
Declaration Management & Research, LLC	(Declaration)
Deutsche Investment Management Americas Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investment Corp.	(Franklin Templeton)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(John Hancock)
Pacific Investment Management Company LLC	(PIMCO)
QS Investors, Inc.	(QS Investors)
Robeco Investment Management, Inc.	(Robeco)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T.Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

SEE NOTES TO FINANCIAL STATEMENTS 9

John Hancock Lifestyle Portfolios

As of 9-30-14 (Unaudited)

Notes to Portfolio of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Investments by the portfolios in underlying affiliated funds are valued at their respective net asset values each business day.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2014, all investments are categorized as Level 1 under the hierarchy described above.

Cost of Investment Securities for Federal Income Tax Purposes

The costs of investments owned at September 30, 2014, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Lifestyle Aggressive Portfolio	$3,494,529,991	$1,139,232,193	($1,418,423)	$1,137,813,770
Lifestyle Growth Portfolio	11,406,886,159	3,031,211,931	(15,359,170)	3,015,852,761
Lifestyle Balanced Portfolio	12,773,763,389	2,559,212,758	(28,677,419)	2,530,535,339
Lifestyle Moderate Portfolio	4,222,882,818	554,184,023	(18,008,756)	536,175,267
Lifestyle Conservative Portfolio	3,500,258,237	244,025,312	(21,121,977)	222,903,335

Investments in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					DIVIDENDS AND DISTRIBUTIONS
Portfolio	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Lifestyle Aggressive Portfolio
Absolute Return Currency	9,665,807	862,617	(5,515,765)	5,012,659	-	-	$1,787,066	$50,627,857
All Cap Core	10,740,970	16,959	(375,723)	10,382,206	-	-	861,369	142,340,044
Alpha Opportunities	22,266,556	-	(1,209,445)	21,057,111	-	-	183,340	277,111,584
Blue Chip Growth	6,730,939	432,018	(426,466)	6,736,491	-	-	353,804	237,865,508
Capital Appreciation	11,283,343	2,203,316	(1,209,235)	12,277,424	-	-	768,239	221,239,183
Capital Appreciation Value	12,913,744	1,790,815	(189,892)	14,514,667	-	-	48,136	182,159,074
China Emerging Leaders	6,727,149	-	(2,872,741)	3,854,408	-	-	(3,983,168)	36,539,793
Disciplined Value	4,634,521	628,435	(138,440)	5,124,516	-	-	150,566	97,160,832
Emerging Markets	32,849,499	1,054,075	-	33,903,574	-	-	-	358,021,744
Equity-Income	9,131,813	2,342,121	(141,377)	11,332,557	-	-	68,942	237,983,692
Financial Industries	4,393,692	1,486,863	(182,892)	5,697,663	-	-	174,049	96,461,440
Fundamental Global Franchise	3,131,399	440,720	(164,760)	3,407,359	-	-	39,500	44,397,882
Fundamental Large Cap Value	11,220,450	3,065,250	(518,516)	13,767,184	-	-	23,310	192,602,902
Fundamental Value	7,380,391	-	(7,380,391)	-	-	-	67,219,880	-
Global Absolute Return Strategies	3,878,237	-	-	3,878,237	-	-	-	44,444,600
Global Equity	4,179,298	69,283	(221,146)	4,027,435	-	-	175,438	46,033,577
Global Real Estate	2,780,108	144,580	(311,005)	2,613,683	-	-	143,383	23,104,955
Global Shareholder Yield	4,071,789	129,265	(334,116)	3,866,938	$1,172,471	-	616,985	46,209,909
Greater China Opportunities	-	528,735	-	528,735	-	-	-	11,605,735
Health Sciences	4,775,285	-	(756,033)	4,019,252	-	-	1,642,303	80,867,341
International Core	3,637,145	94,866	(346,807)	3,385,204	-	-	1,402,334	115,469,321
International Growth Opportunities	5,569,576	1,012,992	-	6,582,568	-	-	-	88,338,068
International Growth Stock	7,844,279	216,913	(753,261)	7,307,931	-	-	1,175,488	99,314,779
International Small Cap	4,691,062	147,795	(212,813)	4,626,044	-	-	268,286	85,211,731
International Small Company	8,604,385	44,479	(309,980)	8,338,884	-	-	446,489	84,556,282
International Value	12,857,868	1,019,535	(693,111)	13,184,292	-	-	444,876	226,506,134
International Value Equity	7,493,712	221,870	(531,260)	7,184,322	-	-	221,761	65,808,390
Mid Cap Stock	8,968,063	243,215	(491,559)	8,719,719	-	-	348,724	190,874,651
Mid Value	9,159,551	40,500	(656,376)	8,543,675	-	-	968,321	149,258,007
Mutual Shares	4,635,411	-	(4,635,411)	-	-	-	17,429,246	-
Natural Resources	5,389,280	113,289	(128,912)	5,373,657	-	-	(78,952)	90,922,281
Rainier Growth	2,542,755	834,992	(2,812,014)	565,733	-	$15,168,931	8,685,888	11,501,355
Real Estate Equity	2,359,054	92,536	(335,752)	2,115,838	-	-	204,529	23,104,955
Redwood	2,869,272	402,221	(246,113)	3,025,380	-	-	(10,932)	34,731,368
Science & Technology	10,735,692	46,604	(1,053,894)	9,728,402	-	-	2,689,291	138,629,728
Seaport	1,360,396	660,312	-	2,020,708	-	-	-	20,085,833
Small Cap Core	2,129,000	2,242,633	(840,765)	3,530,868	-	-	167,457	34,355,342
Small Cap Growth	3,400,439	184,270	(197,708)	3,387,001	-	-	86,166	36,274,779
Small Cap Intrinsic Value	1,419,707	(1,419,707)	-	-	-	-	-	-
Small Cap Opportunities	857,814	300,785	(26,577)	1,132,022	-	-	15,482	33,077,677
Small Cap Value	1,636,162	302,624	(49,616)	1,889,170	-	-	(44,768)	34,741,828
Small Company Growth	1,633,411	30,479	(60,002)	1,603,888	-	-	52,440	33,040,085
Small Company Value	1,256,859	42,615	(176,445)	1,123,029	-	-	376,667	39,058,954
Strategic Growth	10,964,212	3,720,685	(618,046)	14,066,851	-	-	211,761	229,430,334
Technical Opportunities	9,442,552	638,413	(502,940)	9,578,025	-	-	(39,086)	138,689,801
U.S. Equity	5,593,724	1,381,507	(965,121)	6,010,110	-	-	146,523	81,977,906
Value	5,424,714	2,656	(272,139)	5,155,231	-	-	199,970	63,306,232
Value Equity	-	5,992,264	(198,504)	5,793,760	-	-	9,328	57,300,288
					$1,172,471	$15,168,931	$105,650,431	$4,632,343,761

					DIVIDENDS AND DISTRIBUTIONS
Portfolio	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Lifestyle Growth Portfolio
Absolute Return Currency	28,410,723	6,843,708	(764,954)	34,489,477	-	-	($51,448)	$348,343,716
Active Bond	17,949,240	1,511,897	(5,016,000)	14,445,137	$4,628,515	-	1,052,737	148,062,651
All Cap Core	25,221,090	1,479,450	-	26,700,540	-	-	-	366,064,404
Alpha Opportunities	55,341,787	260,936	(3,358,123)	52,244,600	-	-	(25,702)	687,538,934
Asia Pacific Total Return Bond	9,527,005	-	-	9,527,005	-	-	-	90,601,820
Blue Chip Growth	18,374,636	1,287,291	(528,420)	19,133,507	-	-	880,402	675,604,120
Capital Appreciation	30,817,367	5,401,471	(2,765,602)	33,453,236	-	-	2,857,575	602,827,310
Capital Appreciation Value	49,993,014	1,878,683	(841,608)	51,030,089	-	-	(650)	640,427,620
China Emerging Leaders	14,926,735	-	(3,910,985)	11,015,750	-	-	(5,646,713)	104,429,310
Disciplined Value	12,587,035	1,889,285	(445,526)	14,030,794	-	-	463,740	266,023,853
Emerging Markets	75,282,677	913,246	(7,223,942)	68,971,981	-	-	(15,138,433)	728,344,114
Emerging Markets Debt	4,760,225	9,739,231	(290,335)	14,209,121	2,789,226	-	23,227	139,107,298
Equity-Income	24,618,611	5,971,595	(142,975)	30,447,231	-	-	(7,149)	639,391,844
Financial Industries	11,298,725	4,492,046	(587,995)	15,202,776	-	-	581,695	257,383,005
Floating Rate Income	41,787,811	8,264,293	(2,196,684)	47,855,420	14,687,217	-	(730,393)	442,184,084
Focused High Yield	37,588,679	3,177,955	(16,673,442)	24,093,192	7,201,595	-	1,017,904	91,554,130
Fundamental Global Franchise	10,752,239	532,587	(186,305)	11,098,521	-	-	17,490	144,613,726
Fundamental Large Cap Value	29,498,703	5,825,977	(706,341)	34,618,339	-	-	135,157	484,310,562
Fundamental Value	17,593,526	-	(17,593,526)	-	-	-	155,647,723	-
Global Absolute Return Strategies	11,790,615	3,184,713	-	14,975,328	-	-	-	171,617,258
Global Bond	4,359,107	342,003	(49,245)	4,651,865	-	-	(3,623)	56,892,308
Global Equity	10,784,412	1,922,564	(63,602)	12,643,374	-	-	(1,272)	144,513,767
Global Income	9,807,662	1,188,547	(357,115)	10,639,094	4,277,294	-	(146,035)	105,327,028
Global Real Estate	9,751,091	269,028	(1,959,258)	8,060,861	-	-	3,487,174	71,258,014
Global Shareholder Yield	17,451,324	1,361,056	(1,307,873)	17,504,507	5,043,520	-	2,661,503	209,178,854
Global Short Duration Credit	2,677,394	5,159,694	(199,912)	7,637,176	2,231,191	-	(14,251)	75,149,816
Health Sciences	12,672,859	-	(1,833,720)	10,839,139	-	-	3,770,967	218,083,482
High Yield	13,822,387	1,172,837	(8,209,954)	6,785,270	5,357,364	-	13,690,874	61,881,661
International Core	8,672,183	140,205	(776,929)	8,035,459	-	-	340,797	274,089,515
International Growth Opportunities	13,429,163	2,719,452	-	16,148,615	-	-	-	216,714,415
International Growth Stock	18,796,662	327,637	(1,347,408)	17,776,891	-	-	1,539,309	241,587,942
International Small Cap	10,496,595	282,172	(566,722)	10,212,045	-	-	690,078	188,105,869
International Small Company	19,757,497	578,193	(1,816,264)	18,519,426	-	-	2,436,233	187,786,977
International Value	30,602,312	1,603,746	-	32,206,058	-	-	-	553,300,083
International Value Equity	17,654,407	826,847	(1,129,649)	17,351,605	-	-	431,914	158,940,705
Mid Cap Stock	22,955,273	492,360	(1,454,565)	21,993,068	-	-	709,487	481,428,258
Mid Value	23,448,448	-	(1,922,770)	21,525,678	-	-	2,658,401	376,053,592
Mutual Shares	12,435,148	-	(12,435,148)	-	-	-	46,537,592	-
Natural Resources	12,031,955	244,209	(71,419)	12,204,745	-	-	(49,279)	206,504,287
Rainier Growth	6,975,795	2,253,037	(9,228,832)	-	-	$40,970,709	39,905,322	-
Real Estate Equity	6,934,216	99,482	(514,200)	6,519,498	-	-	408,452	71,192,920
Real Return Bond	5,829,988	655,730	(178,252)	6,307,466	2,001,416	-	(175,024)	71,526,664
Redwood	8,783,508	1,967,017	(294,720)	10,455,805	-	-	(1,518)	120,032,636
Science & Technology	28,191,857	321,912	(3,075,908)	25,437,861	-	-	6,556,976	362,489,522
Seaport	4,131,000	344,646	-	4,475,646	-	-	-	44,487,919
Short Duration Credit Opportunities	16,012,710	6,375,232	-	22,387,942	5,245,672	-	-	226,342,092
Small Cap Core	4,357,000	4,710,963	(1,582,360)	7,485,603	-	-	183,675	72,834,915
Small Cap Growth	7,154,379	309,395	(491,560)	6,972,214	-	-	171,017	74,672,410

					DIVIDENDS AND DISTRIBUTIONS
Portfolio	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Small Cap Intrinsic Value	3,084,821	(3,084,821)	-	-	-	-	-	-
Small Cap Opportunities	1,803,849	638,681	(34,077)	2,408,453	-	-	15,753	70,374,998
Small Cap Value	3,415,388	1,135,935	(65,466)	4,485,857	-	-	(71,722)	82,494,903
Small Company Growth	3,414,440	69,181	(171,881)	3,311,740	-	-	109,775	68,221,852
Small Company Value	2,676,607	20,658	(265,215)	2,432,050	-	-	219,656	84,586,699
Spectrum Income	13,587,127	996,543	(1,646,162)	12,937,508	3,807,018	-	446,891	141,665,710
Strategic Growth	29,299,270	10,003,973	(2,090,597)	37,212,646	-	-	620,260	606,938,255
Strategic Income Opportunities	21,715,687	1,881,347	(2,809,515)	20,787,519	7,110,138	-	(114,764)	225,752,456
Technical Opportunities	25,320,745	1,159,056	(1,498,592)	24,981,209	-	-	125,750	361,727,911
Total Return	13,227,148	566,826	(3,390,864)	10,403,110	3,488,063	-	1,163,750	142,210,508
U.S. Equity	23,843,956	640,608	(1,161,531)	23,323,033	-	-	415,223	318,126,174
U.S. High Yield Bond	9,440,552	811,182	(4,843,865)	5,407,869	4,548,344	-	4,915,595	65,867,845
Value	13,901,217	-	(646,634)	13,254,583	-	-	356,122	162,766,285
Value Equity	-	19,545,656	(10,781)	19,534,875	-	-	(2,156)	193,199,914
					$72,416,573	$40,970,709	$275,066,064	$14,422,738,920
Lifestyle Balanced Portfolio
Absolute Return Currency	34,429,152	4,557,018	(2,038,754)	36,947,416	-	-	($524,822)	$373,168,903
Active Bond	54,179,498	1,484,743	(6,113,193)	49,551,048	$15,238,695	-	1,186,296	507,898,242
All Cap Core	13,502,863	3,442,187	-	16,945,050	-	-	-	232,316,639
Alpha Opportunities	35,946,457	2,431,632	(755,541)	37,622,548	-	-	(301,503)	495,112,733
Asia Pacific Total Return Bond	16,877,923	-	-	16,877,923	-	-	-	160,509,047
Blue Chip Growth	14,346,925	1,034,115	(644,283)	14,736,757	-	-	1,368,652	520,354,903
Capital Appreciation	24,099,493	2,979,394	(2,945,617)	24,133,270	-	-	3,360,997	434,881,527
Capital Appreciation Value	48,400,931	2,897,693	(896,841)	50,401,783	-	-	28,647	632,542,379
China Emerging Leaders	11,154,351	-	(3,046,806)	8,107,545	-	-	(4,556,241)	76,859,527
Core Bond	14,224,143	604,788	(2,741,115)	12,087,816	2,347,491	-	733,507	155,691,067
Disciplined Value	9,798,346	1,874,394	(307,331)	11,365,409	-	-	312,719	215,488,153
Emerging Markets	52,545,210	541,880	(5,804,954)	47,282,136	-	-	(3,926,493)	499,299,358
Emerging Markets Debt	7,511,608	12,529,458	(275,273)	19,765,793	4,094,680	-	30,107	193,507,114
Equity-Income	19,314,494	3,986,512	(121,174)	23,179,832	-	-	705	486,776,477
Financial Industries	9,389,263	4,775,016	(679,906)	13,484,373	-	-	623,117	228,290,431
Floating Rate Income	90,308,447	10,384,061	(1,938,061)	98,754,447	30,173,375	-	(808,544)	912,491,086
Focused High Yield	64,588,717	4,277,432	(23,459,847)	45,406,302	12,419,641	-	1,610,529	172,543,949
Fundamental Global Franchise	10,484,183	247,212	(411,780)	10,319,615	-	-	67,827	134,464,588
Fundamental Large Cap Value	23,277,150	3,015,263	(674,833)	25,617,580	-	-	2,154	358,389,940
Fundamental Value	12,409,358	-	(12,409,358)	-	-	-	140,612,204	-
Global Absolute Return Strategies	15,973,662	2,559,145	-	18,532,807	-	-	-	212,385,968
Global Bond	14,806,860	710,207	(184,860)	15,332,207	-	-	(29,310)	187,512,893
Global Equity	10,105,276	2,077,265	(104,614)	12,077,927	-	-	7,167	138,050,704
Global Income	17,907,645	1,432,996	(383,128)	18,957,513	7,633,657	-	(204,216)	187,679,383
Global Real Estate	13,033,316	754,980	(1,011,261)	12,777,035	-	-	652,585	112,948,994
Global Shareholder Yield	17,986,904	506,049	(1,260,910)	17,232,043	5,135,730	-	2,691,386	205,922,911
Global Short Duration Credit	3,709,765	14,077,850	(37,024)	17,750,591	3,580,906	-	(4,443)	174,665,816
Health Sciences	11,367,555	-	(1,798,076)	9,569,479	-	-	3,188,556	192,537,922
High Yield	26,324,143	1,878,637	(12,347,504)	15,855,276	10,816,499	-	9,699,272	144,600,121
International Core	7,154,400	325,917	(649,880)	6,830,437	-	-	2,171,874	232,986,193
International Growth Opportunities	11,986,251	1,371,738	-	13,357,989	-	-	-	179,264,214
International Growth Stock	15,547,742	496,231	(1,394,844)	14,649,129	-	-	1,417,816	199,081,664
International Small Cap	8,179,910	83,402	(666,496)	7,596,816	-	-	869,166	139,933,343
International Small Company	15,290,257	186,606	(1,383,757)	14,093,106	-	-	1,726,230	142,904,095

					DIVIDENDS AND DISTRIBUTIONS
Portfolio	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
International Value	25,750,510	940,144	(179,340)	26,511,314	-	-	21,139	455,464,383
International Value Equity	15,124,627	393,814	(1,168,254)	14,350,187	-	-	593,033	131,447,715
Investment Quality Bond	8,823,193	3,921,930	(203,770)	12,541,353	2,696,846	-	(101,108)	154,760,292
Mid Cap Stock	16,392,650	1,071,251	(1,358,519)	16,105,382	-	-	295,671	352,546,821
Mid Value	16,799,673	-	(809,410)	15,990,263	-	-	910,365	279,349,888
Mutual Shares	9,681,942	-	(9,681,942)	-	-	-	36,710,362	-
Natural Resources	12,160,253	225,793	(70,367)	12,315,679	-	-	(3,518)	208,381,292
Rainier Growth	5,549,868	1,819,764	(7,369,632)	-	-	$32,192,117	33,329,666	-
Real Estate Equity	7,378,553	249,821	(682,548)	6,945,826	-	-	769,005	75,848,425
Real Return Bond	12,719,251	1,137,484	(509,791)	13,346,944	4,271,590	-	(130,513)	151,354,341
Redwood	9,429,503	1,516,596	(343,376)	10,602,723	-	-	49,790	121,719,264
Science & Technology	24,128,912	524,691	(3,099,368)	21,554,235	-	-	6,131,183	307,147,853
Seaport	3,658,000	781,014	-	4,439,014	-	-	-	44,123,795
Short Duration Credit Opportunities	45,224,324	8,352,590	-	53,576,914	13,365,682	-	-	541,662,604
Small Cap Core	3,513,000	3,801,938	(1,524,014)	5,790,924	-	-	25,737	56,345,692
Small Cap Growth	5,758,824	487,554	(675,580)	5,570,798	-	-	238,995	59,663,249
Small Cap Intrinsic Value	2,467,353	-	(2,467,353)	-	-	-	10,139,917	-
Small Cap Opportunities	1,442,930	493,711	(76,108)	1,860,533	-	-	40,649	54,364,774
Small Cap Value	2,889,524	890,689	(167,686)	3,612,527	-	-	(171,434)	66,434,373
Small Company Growth	2,730,099	179,602	(282,141)	2,627,560	-	-	243,075	54,127,744
Small Company Value	2,186,745	91,607	(346,861)	1,931,491	-	-	300,929	67,177,257
Spectrum Income	41,273,530	1,912,132	(8,146,095)	35,039,567	10,870,822	-	2,408,868	383,683,255
Strategic Growth	22,873,214	5,721,952	(1,344,103)	27,251,063	-	-	1,271,527	444,464,835
Strategic Income Opportunities	48,755,430	7,294,511	-	56,049,941	16,398,535	-	-	608,702,355
Technical Opportunities	15,973,575	1,128,157	(1,318,402)	15,783,330	-	-	(50,171)	228,542,620
Total Return	39,925,938	872,765	(4,129,322)	36,669,381	11,998,244	-	451,653	501,270,443
U.S. Equity	23,193,826	-	(929,151)	22,264,675	-	-	592,405	303,690,164
U.S. High Yield Bond	17,782,417	1,159,393	(6,724,319)	12,217,491	8,966,202	-	2,023,463	148,809,044
Value	10,884,372	-	(743,451)	10,140,921	-	-	311,681	124,530,514
Value Equity	-	13,915,617	-	13,915,617	-	-	-	137,625,452
					$160,008,595	$32,192,117	$258,408,310	$15,304,298,728
Lifestyle Moderate Portfolio
Absolute Return Currency	11,765,147	508,613	(903,438)	11,370,322	-	-	($135,278)	$114,840,255
Active Bond	35,260,537	1,607,883	(680,533)	36,187,887	$10,495,604	-	(141,370)	370,925,839
Alpha Opportunities	7,180,683	1,281,493	(758,587)	7,703,589	-	-	181,995	101,379,236
Asia Pacific Total Return Bond	7,511,087	-	-	7,511,087	-	-	-	71,430,437
Blue Chip Growth	3,353,680	409,150	(127,866)	3,634,964	-	-	151,430	128,350,579
Capital Appreciation	5,679,352	756,380	(705,344)	5,730,388	-	-	520,588	103,261,597
Capital Appreciation Value	14,088,558	973,724	(320,061)	14,742,221	-	-	54,008	185,014,868
Core Bond	9,364,692	303,713	(96,729)	9,571,676	1,735,316	-	2,857	123,283,188
Emerging Markets	10,208,970	-	(619,469)	9,589,501	-	-	(512,928)	101,265,132
Emerging Markets Debt	3,684,020	5,097,357	(169,743)	8,611,634	1,922,979	-	5,588	84,307,894
Enduring Equity	2,339,153	23,952	-	2,363,105	263,380	-	-	25,332,488
Equity-Income	6,887,664	686,537	(167,933)	7,406,268	-	-	71,746	155,531,631
Floating Rate Income	44,538,067	2,948,708	(1,957,098)	45,529,677	14,359,995	-	(1,260,474)	420,694,211
Focused High Yield	25,047,142	1,353,141	(7,182,810)	19,217,473	4,866,753	-	468,026	73,026,397
Fundamental Global Franchise	2,588,198	623,982	(115,813)	3,096,367	-	-	31,853	40,345,668
Fundamental Large Cap Value	8,741,738	2,430,300	(412,333)	10,759,705	-	-	(125,481)	150,528,273
Fundamental Value	3,254,206	-	(3,254,206)	-	-	-	36,308,737	-
Global Absolute Return Strategies	7,033,630	-	-	7,033,630	-	-	-	80,605,400

					DIVIDENDS AND DISTRIBUTIONS
Portfolio	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Global Bond	9,256,918	201,324	(276,636)	9,181,606	-	-	(20,738)	112,291,042
Global Equity	2,532,482	856,281	(68,673)	3,320,090	-	-	43,703	37,948,630
Global Income	7,533,511	447,028	(318,597)	7,661,942	3,162,745	-	(251,966)	75,853,226
Global Real Estate	2,805,404	106,758	(241,121)	2,671,041	-	-	177,450	23,612,000
Global Shareholder Yield	4,273,491	800,296	(261,961)	4,811,826	1,262,843	-	599,482	57,501,320
Global Short Duration Credit	1,410,244	4,085,960	(17,450)	5,478,754	1,083,830	-	(1,662)	53,910,944
High Yield	10,191,230	613,017	(4,942,994)	5,861,253	3,978,324	-	1,237,388	53,454,628
International Core	1,386,254	88,040	(160,915)	1,313,379	-	-	537,363	44,799,351
International Growth Opportunities	2,439,792	173,922	-	2,613,714	-	-	-	35,076,045
International Growth Stock	3,102,490	117,479	(357,910)	2,862,059	-	-	677,746	38,895,383
International Small Cap	1,648,978	158,012	(126,609)	1,680,381	-	-	128,597	30,952,625
International Small Company	2,993,236	275,447	(214,913)	3,053,770	-	-	211,679	30,965,228
International Value	5,544,415	222,452	(640,280)	5,126,587	-	-	1,256,108	88,074,770
International Value Equity	3,015,598	106,489	(319,328)	2,802,759	-	-	199,710	25,673,269
Investment Quality Bond	6,844,414	2,169,361	(205,446)	8,808,329	1,896,719	-	(63,761)	108,694,775
Mid Cap Stock	3,368,588	390,102	(460,388)	3,298,302	-	-	167,179	72,199,835
Mid Value	4,766,389	70,672	(348,105)	4,488,956	-	-	365,980	78,422,055
Natural Resources	2,746,124	21,085	(47,299)	2,719,910	-	-	(258,574)	46,020,881
Rainier Growth	1,369,776	498,679	(1,868,455)	-	-	$8,246,672	2,380,995	-
Real Estate Equity	2,365,485	89,965	(284,622)	2,170,828	-	-	314,381	23,705,438
Real Return Bond	5,511,023	318,169	(289,788)	5,539,404	1,790,594	-	(98,133)	62,816,836
Redwood	3,624,647	138,758	(511,158)	3,252,247	-	-	384,580	37,335,798
Seaport	917,000	292,879	-	1,209,879	-	-	-	12,026,193
Short Duration Credit Opportunities	18,367,393	1,392,904	(211,963)	19,548,334	5,122,418	-	(68,174)	197,633,659
Small Cap Growth	1,465,554	231,052	(222,388)	1,474,218	-	-	48,651	15,788,875
Small Cap Value	750,638	310,029	(73,613)	987,054	-	-	(79,332)	18,151,915
Small Company Growth	680,618	72,812	(74,136)	679,294	-	-	40,890	13,993,462
Small Company Value	570,855	63,842	(113,698)	520,999	-	-	68,578	18,120,332
Spectrum Income	16,359,209	532,952	(2,304,212)	14,587,949	4,279,279	-	1,106,285	159,738,037
Strategic Growth	4,734,380	1,960,408	(276,876)	6,417,912	-	-	140,790	104,676,148
Strategic Income Opportunities	19,824,535	2,513,411	(820,039)	21,517,907	6,558,184	-	(216,246)	233,684,472
Total Return	25,973,293	1,459,339	(441,422)	26,991,210	8,404,798	-	(338,683)	368,969,844
U.S. Equity	7,459,238	448,440	(1,171,975)	6,735,703	-	-	714,303	91,874,992
U.S. High Yield Bond	6,819,554	380,288	(2,596,149)	4,603,693	3,313,034	-	312,934	56,072,984
					$74,496,795	$8,246,672	$45,338,800	$4,759,058,085
Lifestyle Conservative Growth
Absolute Return Currency	10,113,841	4,621,507	(967,911)	13,767,437	-	-	($104,960)	$139,051,113
Active Bond	36,237,059	3,720,586	(1,686,680)	38,270,965	$10,880,518	-	(47,216)	392,277,394
Alpha Opportunities	-	2,999,328	(264,041)	2,735,287	-	-	11,668	35,996,371
Asia Pacific Total Return Bond	7,008,351	-	-	7,008,351	-	-	-	66,649,418
Blue Chip Growth	3,167,576	311,249	(1,127,571)	2,351,254	-	-	15,472,634	83,022,796
Capital Appreciation	-	817,143	-	817,143	-	-	-	14,724,911
Capital Appreciation Value	6,676,949	1,530,041	(234,066)	7,972,924	-	-	86,449	100,060,196
Core Bond	12,532,573	196,491	(2,425,357)	10,303,707	1,971,775	-	(429,537)	132,711,747
Core High Yield	-	7,168,956	-	7,168,956	410,414	-	-	77,783,175
Emerging Markets	3,345,812	-	(353,982)	2,991,830	-	-	303,149	31,593,722
Emerging Markets Debt	3,980,655	5,256,257	(297,776)	8,939,136	2,000,239	-	(21,804)	87,514,139
Enduring Equity	7,665,778	77,572	(538,842)	7,204,508	853,231	-	542,614	77,232,325
Equity-Income	4,032,914	223,467	(1,490,345)	2,766,036	-	-	11,063,854	58,086,762
Floating Rate Income	43,383,054	1,864,140	(3,918,278)	41,328,916	13,558,998	-	(1,314,397)	381,879,182

					DIVIDENDS AND DISTRIBUTIONS
Portfolio	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Focused High Yield	17,934,976	823,429	(18,758,405)	-	3,102,643	-	1,234,674	-
Fundamental Global Franchise	-	1,768,636	(153,016)	1,615,620	-	-	52,449	21,051,533
Fundamental Large Cap Value	895,188	2,807,922	(61,992)	3,641,118	-	-	(60,665)	50,939,245
Fundamental Value	2,487,184	-	(2,487,184)	-	-	-	28,804,366	-
Global Absolute Return Strategies	7,924,301	-	-	7,924,301	-	-	-	90,812,495
Global Bond	10,167,615	51,439	(470,196)	9,748,858	-	-	(45,021)	119,228,535
Global Equity	1,640,844	902,848	(164,657)	2,379,035	-	-	69,833	27,192,371
Global Income	4,665,857	213,664	(340,800)	4,538,721	1,879,676	-	(5,970)	44,933,338
Global Real Estate	2,214,537	188,743	(357,601)	2,045,679	-	-	635,260	18,083,799
Global Shareholder Yield	2,153,105	792,423	(263,422)	2,682,106	657,768	-	906,807	32,051,166
Global Short Duration Credit	1,341,092	2,665,857	(93,367)	3,913,582	866,029	-	(6,864)	38,509,647
High Yield	7,070,830	241,336	(5,223,337)	2,088,829	2,170,542	-	5,501,303	19,050,123
International Core	536,010	79,081	(88,160)	526,931	-	-	459,326	17,973,615
International Growth Stock	2,050,923	236,186	(305,665)	1,981,444	-	-	316,059	26,927,824
International Value	3,474,403	105,404	(768,584)	2,811,223	-	-	2,256,631	48,296,817
Investment Quality Bond	15,565,168	315,488	(5,900,643)	9,980,013	3,140,053	-	(189,620)	123,153,358
Mid Cap Stock	1,280,412	202,394	(237,350)	1,245,456	-	-	98,633	27,263,024
Mid Value	1,175,141	91,283	(144,627)	1,121,797	-	-	168,141	19,597,792
Natural Resources	1,071,888	60,011	(89,938)	1,041,961	-	-	(58,041)	17,629,976
Real Estate Equity	1,878,647	180,182	(395,310)	1,663,519	-	-	1,256,812	18,165,626
Real Return Bond	8,950,118	383,199	(629,667)	8,703,650	2,786,311	-	(763,339)	98,699,391
Redwood	2,887,902	125,254	(1,124,581)	1,888,575	-	-	1,311,298	21,680,839
Seaport	751,000	-	-	751,000	-	-	-	7,464,940
Short Duration Credit Opportunities	16,938,653	547,930	(661,991)	16,824,592	4,541,806	-	(45,431)	170,096,626
Short Term Government Income	15,513,265	366,059	(606,941)	15,272,383	1,745,524	-	(184,503)	148,294,843
Small Cap Growth	852,002	195,688	(207,467)	840,223	-	-	48,494	8,998,791
Small Cap Value	-	255,868	(2,013)	253,855	-	-	926	4,668,386
Small Company Value	255,175	50,245	(177,340)	128,080	-	-	2,042,355	4,454,618
Spectrum Income	15,400,666	348,401	(2,905,155)	12,843,912	3,849,207	-	1,764,118	140,640,837
Strategic Growth	-	1,234,281	(243,280)	991,001	-	-	65,473	16,163,229
Strategic Income Opportunities	18,321,296	1,944,436	(1,250,947)	19,014,785	5,872,491	-	(97,936)	206,500,569
Total Return	26,579,840	2,834,287	(1,144,812)	28,269,315	8,791,557	-	(615,292)	386,441,533
U.S. Equity	3,821,891	367,272	(757,814)	3,431,349	-	-	414,036	46,803,606
U.S. High Yield Bond	4,600,572	174,111	(2,901,955)	1,872,728	1,759,581	-	1,654,309	22,809,829
					$70,838,363	-	$72,551,075	$3,723,161,572

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

LSQ3 09/14
This report is for the information of the shareholders of John Hancock Lifestyle Portfolios.	11/14

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II – Lifestyle Portfolios

/s/ Andrew Arnott
Andrew Arnott
President

Date: November 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President

Date: November 12, 2014

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: November 12, 2014